UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-5983

The New Germany Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 12/31

Date of reporting period: 9/30/09

ITEM 1. SCHEDULE OF INVESTMENTS

THE NEW GERMANY FUND, INC.
SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2009 (unaudited)

Shares	Description	Value(a)
INVESTMENTS IN GERMAN SECURITIES – 87.4%
	COMMON STOCKS – 85.4%
	AEROSPACE & DEFENSE – 2.2%
129,084	MTU Aero Engines Holding	$6,104,917
	AIRLINES – 0.3%
170,000	Air Berlin*†	926,737
	AUTO COMPONENTS – 3.2%
90,000	Continental*†	4,856,272
188,344	ElringKlinger	3,861,965
		8,718,237
	BUILDING PRODUCTS – 1.1%
45,000	HeidelbergCement†	2,909,554
	CHEMICALS – 11.1%
317,760	Lanxess	10,936,767
360,000	Symrise	6,855,604
79,364	Wacker Chemie	12,363,426
		30,155,797
	COMMERCIAL BANKS – 2.7%
210,000	Deutsche Postbank*	7,418,136
	COMPUTERS & PERIPHERALS – 3.6%
152,727	Wincor Nixdorf	9,823,495
	CONSTRUCTION & ENGINEERING – 8.9%
44,341	Bauer	1,859,885
133,181	Bilfinger Berger	9,204,716
171,567	Hochtief	13,053,794
		24,118,395
	ELECTRICAL EQUIPMENT – 5.2%
50,000	Q-Cells*†	956,552
150,686	SGL Carbon*†	6,157,563
171,957	Solarworld†	4,171,831
164,800	Tognum	2,813,189
		14,099,135
	HEALTH CARE PROVIDERS & SERVICES – 4.4%
130,000	Celesio	3,579,506
329,946	Rhoen Klinikum	8,385,737
		11,965,243

Shares	Description	Value(a)
	HOUSEHOLD DURABLES – 0.7%
118,886	Loewe	$1,848,720
	INDUSTRIAL CONGLOMERATES – 4.4%
202,583	Rheinmetall	11,979,197
	INTERNET SOFTWARE & SERVICES – 4.2%
750,966	United Internet*	11,315,604
	LIFE SCIENCES TOOLS & SERVICES – 1.2%
108,287	Gerresheimer	3,402,621
	MACHINERY – 8.1%
50,000	Demag Cranes	1,793,260
573,046	GEA Group	11,942,846
298,963	MAX Automation	1,306,434
52,714	Pfeiffer Vacuum Technology	4,322,029
23,000	Vossloh	2,602,771
		21,967,340
	METALS & MINING – 1.3%
85,000	Aurubis	3,537,999
	PHARMACEUTICALS – 2.5%
247,563	Stada Arzneimittel	6,758,673
	REAL ESTATE MANAGEMENT & DEVELOPMENT – 3.8%
153,937	Deutsche Euroshop	5,388,245
454,364	IVG Immobilien*	4,967,117
		10,355,362
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 2.4%
800,000	Infineon Technologies*	4,507,266
160,766	Kontron	1,968,961
		6,476,227
	SOFTWARE – 3.7%
120,000	Software	10,172,040
	SPECIALTY RETAIL – 3.2%
30,000	Douglas Holding†	1,370,156
50,000	Fielmann	3,628,174
263,465	Praktiker Bau- und Heimwerkermaerkte	3,631,060
		8,629,390

Shares	Description	Value(a)
INVESTMENTS IN GERMAN SECURITIES – 87.4% (continued)
	TEXTILES, APPAREL & LUXURY GOODS – 0.7%
5,647	Puma	$1,872,874
	TRADING COMPANIES & DISTRIBUTORS – 1.2%
140,000	Kloeckner & Co.*†	3,204,193
	TRANSPORTATION INFRASTRUCTURE – 2.3%
120,000	Fraport†	6,375,063
	AUTO COMPONENTS – 1.0%
120,000	Leoni	2,732,420
	WIRELESS TELECOMMUNICATION SERVICES – 2.0%
390,646	Freenet*†	5,326,769
	Total Common Stocks (cost $168,414,031)	232,194,138
	PREFERRED STOCKS – 1.9%
	HEALTH CARE EQUIPMENT & SUPPLIES – 0.4%
62,632	Sartorius (cost $691,434)	1,116,747
	MEDIA – 0.8%
205,000	ProSiebenSat.1 Media (cost $1,587,732)	2,202,115
	TEXTILES, APPAREL & LUXURY GOODS – 0.7%
50,000	Hugo Boss (cost $2,329,142)	1,944,526
	Total Preferred Stocks (cost $4,608,308)	5,263,388
	RIGHTS – 0.1%
	BUILDING PRODUCTS – 0.1%
45,000	HeidelbergCement (Expiration Date 10/7/2009)*† (cost $0)	242,024
	Total Investments in German Securities (cost $173,022,339)	237,699,550

Shares	Description	Value(a)
INVESTMENTS IN DUTCH COMMON STOCKS – 8.9%
	AEROSPACE & DEFENSE – 6.1%
739,645	EADS	$16,587,810
	LIFE SCIENCES TOOLS & SERVICES – 2.8%
355,887	QIAGEN*†	7,541,868
	Total Investments in Dutch Common Stocks (cost $14,472,584)	24,129,678
	Total Investments in Common and Preferred Stocks – 96.3% (cost $187,494,923)	261,829,228
SECURITIES LENDING COLLATERAL – 10.9%
29,619,431	Daily Assets Fund Institutional, 0.29% (cost $29,619,431)(b)(c)	29,619,431
CASH EQUIVALENTS – 0.0%
60,612	Cash Management QP Trust, 0.18%(c) (cost $60,612)	60,612
	Total Investments – 107.2% (cost $217,174,966)**	291,509,271
	Other Assets and Liabilities, Net – (7.2%)	(19,616,518)
	NET ASSETS–100.0%	$271,892,753

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*  Non-income producing securities.

**  The cost for federal income tax purposes was $219,338,155. At September 30, 2009, net unrealized appreciation for all securities based on tax cost was $72,171,116. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $82,214,608 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $10,043,492.

†  All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2009 amounted to $28,496,591, which is 10.5% of the net assets.

(a)  Values stated in US dollars.

(b)  Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

(c)  Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant unobservable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund's investments.

Category	Level 1	Level 2		Level 3	Total
Common Stocks and/or Other Equity Investments(d)
Germany	$237,699,550	$0		$0	$237,699,550
Netherlands	24,129,678	0		0	24,129,678
Short-Term Instruments	29,619,431	60,612	(e)	0	29,680,043
Total	$291,448,659	$60,612		$0	$291,509,271

(d)  See Investment Portfolio for additional detailed categorizations.

(e)  Investment in Cash Management QP Trust, an affiliated fund, is reflected as Level 2 since it is only available to affiliated funds.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	The New Germany Fund, Inc.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	November 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	The New Germany Fund, Inc.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	November 19, 2009

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	November 19, 2009